Trade and Other Payables	12 Months Ended
Mar. 31, 2024
Disclosure Of Trade And Other Payables [Abstract]
Trade and Other Payables
31)
TRADE AND OTHER PAYABLES

	As at March 31
Particulars	2023	2024
Trade payables	45,748	67,054
Accrued expenses	44,032	51,494
Total	89,780	118,548

The Group's exposure to currency and liquidity risk related to trade and other payables is disclosed in note 5 and 34.